Fair Value Measurements (Details) - Schedule of Black-Scholes-Merton model for the warrants - Environmental Impact Acquisition Corp [Member] - $ / shares		9 Months Ended
	Jan. 13, 2021	Sep. 30, 2021
Risk-free interest rate	0.74%	1.07%
Expected term (years)	5 years	5 years
Expected volatility	21.00%	16.30%
Exercise price	$ 11.50	$ 11.50
Fair value of Units	$ 9.43	$ 9.89